VANECK MORNINGSTAR SMID MOAT ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.5%
Automobiles & Components : 1.4%
Gentex Corp. 182,836 $ 4,620,266
Underline
Banks : 0.7%
US Bancorp 39,317 2,374,747
Underline
Capital Goods : 15.3%
A.O. Smith Corp. 37,651 2,361,471
Acuity, Inc. 15,027 5,660,069
Allegion PLC 16,912 2,375,967
Allison Transmission Holdings,
Inc. 18,015 2,031,011
Carrier Global Corp. 35,670 2,616,395
CNH Industrial NV 390,361 4,383,754
Core & Main, Inc. * 41,534 2,004,016
Fortune Brands Innovations,
Inc. 54,688 3,002,371
Huntington Ingalls Industries,
Inc. 7,385 2,066,988
L3Harris Technologies, Inc. 7,204 2,093,410
Masco Corp. 63,945 5,203,204
Northrop Grumman Corp. 3,991 2,032,656
Oshkosh Corp. 16,430 2,521,676
Otis Worldwide Corp. 24,033 1,720,763
StandardAero, Inc. * † 87,074 2,604,383
Terex Corp. 34,427 2,492,171
United Rentals, Inc. 2,522 2,857,149
Watsco, Inc. 5,805 2,419,118
50,446,572
Commercial & Professional Services : 2.5%
Equifax, Inc. 10,439 1,656,878
TransUnion 59,501 4,292,402
Veralto Corp. 25,421 2,254,334
8,203,614
Consumer Discretionary Distribution &
Retail : 2.0%
AutoNation, Inc.* 11,616 2,158,137
Etsy, Inc. * 36,577 2,755,345
Lithia Motors, Inc. 7,393 2,147,593
7,061,075
Consumer Durables & Apparel : 1.9%
Brunswick Corp. 28,968 2,440,264
Deckers Outdoor Corp. * 19,671 1,953,134
Hasbro, Inc. 25,839 2,134,043
6,527,441
Consumer Services : 4.8%
Airbnb, Inc.* 31,497 4,507,221
Carnival Corp. Ltd. 160,035 4,572,200
Norwegian Cruise Line
Holdings Ltd. * † 218,050 4,603,036
Wynn Resorts Ltd. 20,446 1,985,102
15,667,559
Consumer Staples Distribution & Retail : 0.7%
Dollar General Corp. 20,209 2,326,258
Underline
Energy : 1.8%
Devon Energy Corp. 94,307 3,896,765
SLB Ltd. 43,188 2,007,810
5,904,575
Number
of Shares Value
Equity Real Estate Investment Trusts (REITs) :
1.2%
SBA Communications Corp. 21,842 $ 3,854,239
Underline
Financial Services : 8.8%
Ameriprise Financial, Inc. 4,569 2,096,074
Block, Inc. * 62,361 4,739,436
Carlyle Group, Inc. 92,129 3,879,552
Global Payments, Inc. 33,467 2,428,366
Jack Henry & Associates, Inc. 12,500 1,721,750
MarketAxess Holdings, Inc. 11,329 1,285,728
MSCI, Inc. 3,799 2,127,592
Raymond James Financial, Inc. 13,895 2,112,457
Rocket Cos, Inc. * 174,784 2,752,848
Stifel Financial Corp. 59,372 4,142,384
T Rowe Price Group, Inc. 23,315 2,650,682
29,936,869
Food, Beverage & Tobacco : 7.9%
Brown-Forman Corp. 165,838 4,419,583
Constellation Brands, Inc. 29,318 4,077,841
Hershey Co. 12,272 2,153,122
Hormel Foods Corp. 91,311 2,266,339
Ingredion, Inc. 18,433 1,745,789
Kraft Heinz Co. 174,879 4,130,642
Lamb Weston Holdings, Inc. 95,743 4,134,183
Mondelez International, Inc. 71,695 4,146,839
27,074,338
Health Care Equipment & Services : 11.0%
Align Technology, Inc.* 24,150 4,073,139
Becton Dickinson & Co. 27,080 4,098,016
Cencora, Inc. 7,876 2,228,750
Cigna Group 15,299 4,217,628
Cooper Cos, Inc. * 32,319 2,317,595
Dexcom, Inc. * 28,402 1,912,875
Elevance Health, Inc. 5,205 2,012,930
GE HealthCare Technologies,
Inc. 60,926 3,899,873
Insulet Corp. * 8,764 1,334,319
Labcorp Holdings, Inc. 8,306 2,325,680
ResMed, Inc. 8,360 1,629,197
Tenet Healthcare Corp. * 13,242 2,477,313
Zimmer Biomet Holdings, Inc. 47,086 4,053,634
36,580,949
Household & Personal Products : 1.6%
Clorox Co. 18,175 1,734,622
Estee Lauder Cos, Inc. 47,690 3,765,126
5,499,748
Materials : 11.9%
Air Products and Chemicals,
Inc. 7,863 2,305,274
Albemarle Corp. 27,151 3,666,200
Amcor PLC † 106,733 4,626,876
AptarGroup, Inc. 15,776 1,975,155
Ball Corp. 41,022 2,559,773
Celanese Corp. 86,083 3,959,818
CF Industries Holdings, Inc. 19,883 2,152,534
Corteva, Inc. 55,927 4,736,458
Dow, Inc. 123,430 3,377,045
DuPont de Nemours, Inc. 30,867 4,186,800

VANECK MORNINGSTAR SMID MOAT ETF
SCHEDULE OF INVESTMENTS
(continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Materials (continued)
Eastman Chemical Co. 30,119 $ 2,017,371
International Flavors &
Fragrances, Inc. 29,976 2,374,699
LyondellBasell Industries NV 33,504 1,763,986
39,701,989
Media & Entertainment : 3.2%
Omnicom Group, Inc. 53,638 3,906,456
Reddit, Inc. * 15,331 2,661,155
Warner Music Group Corp. 147,460 3,991,742
10,559,353
Pharmaceuticals, Biotechnology & Life
Sciences : 11.8%
Agilent Technologies, Inc. 18,231 2,421,624
Biogen, Inc. * 22,430 4,846,225
BioMarin Pharmaceutical,
Inc. * 72,526 4,149,938
Bio-Techne Corp. 78,492 5,545,459
Ionis Pharmaceuticals, Inc. * † 57,352 4,547,440
IQVIA Holdings, Inc. * 23,595 4,559,026
Repligen Corp. * 17,222 2,349,770
Royalty Pharma PLC 86,333 4,840,690
Waters Corp. * 6,910 2,591,526
West Pharmaceutical Services,
Inc. 8,329 2,990,111
38,841,809
Real Estate Investment Trusts : 1.1%
Crown Castle, Inc. 47,419 3,591,041
Underline
Semiconductors & Semiconductor
Equipment : 3.5%
Entegris, Inc. 16,917 3,042,692
Monolithic Power Systems, Inc. 1,880 2,598,837
Number
of Shares Value
Semiconductors & Semiconductor
Equipment (continued)
NXP Semiconductors NV 10,058 $ 2,826,600
ON Semiconductor Corp.* 34,395 3,251,703
11,719,832
Software & Services : 3.6%
Akamai Technologies, Inc.* † 21,651 2,559,365
Cloudflare, Inc. * 10,436 2,559,742
Datadog, Inc. * 16,510 4,298,544
Zoom Communications, Inc.* 27,384 2,363,513
11,781,164
Technology Hardware & Equipment : 2.1%
Littelfuse, Inc. 6,740 3,068,924
Vontier Corp. 53,481 1,550,949
Zebra Technologies Corp.* 9,263 2,438,577
7,058,450
Utilities : 0.7%
Portland General Electric Co. 43,188 2,238,434
Underline
Total Common Stocks
(Cost: $313,605,433) 331,570,322
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0%
(Cost: $1,381)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 3.65% (a) 1,381 1,381
Total Investments: 99.5%
(Cost: $313,606,814) 331,571,703
Other assets less liabilities: 0.5% 1,810,447
NET ASSETS: 100.0% $ 333,382,150
(a) The rate shown is the 7-day yield as of 06/30/26.
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $12,708,232.
The summary of inputs used to value the Fund's investments as of June 30, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 331,570,322 $ — $ — $ 331,570,322
Money Market Fund 1,381 — — 1,381
Total Investments $ 331,571,703 $ — $ — $ 331,571,703
*
See Schedule of Investments for industry sectors.